Other non-current assets	12 Months Ended
Dec. 31, 2019
Other non-current assets
Other non‑current assets

11. Other non‑current assets

At December 31, 2019, other non‑current assets of $68 million includes the receivable for the tax adjusted indemnity as set out in Note 28.

Other non-current assets also includes $6 million relating to certain of the Group’s investment in its joint ventures, excluding the investment in Trivium Packaging B.V., which is further discussed in Note 12.